Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.5%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$2,722	$ 2,568,081
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	458	456,030
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	1,103	1,075,743
Avant Credit Card Master Trust, Series 21-1A, Class A, 1.37%, 4/15/27(1)	5,800	5,432,439
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	2,110	2,020,390
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	3,976,845
Series 2022-B, Class A, 3.75%, 6/18/35(1)	1,340	1,319,710
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,503	1,420,983
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	3,075	2,982,737
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,194	8,711,423
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	12,494,874
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	10,680,476
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,004	1,002,158
Series 2021-A, Class C, 4.59%, 5/15/26(1)	6,985	6,872,273
Series 2022-A, Class B, 9.52%, 12/15/26(1)	6,717	6,732,152
Series 2022-A, Class C, 0.00%, 12/15/26(1)	9,400	7,831,676
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	838	824,832
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,259,640
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,514,160
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,552,469
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,307,063
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	11,127,398
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,486	5,263,823
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	11,545	11,454,114
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	5,465	5,222,386
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	5,431	5,183,070
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,000	1,891,594
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	6,835	5,570,664
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	7,670	6,273,589
Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust: (continued)
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	$4,447	$ 4,111,202
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,645	1,264,778
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	9,542	8,375,233
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,748	4,055,117
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	3,528	3,048,303
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,885	3,088,303
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,997	1,931,246
Series 2021-3, Class B, 0.76%, 2/26/29(1)	2,213	2,107,533
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,015	965,850
Series 2021-3, Class D, 1.009%, 2/26/29(1)	985	932,053
Series 2021-3, Class E, 2.102%, 2/26/29(1)	629	593,871
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	5,844	5,777,354
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	4,347	4,327,218
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	3,930	3,912,086
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/29(1)	2,116	2,084,761
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	681	662,733
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	2,731	2,699,453
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	735	471,849
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	529	120,088
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	998	986,302
Series 2021-1A, Class B, 1.00%, 6/16/31(1)	197	197,020
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	15,000	14,993,275
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	3,538	3,026,014
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,048	1,780,946
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	737	613,484
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	3,696	3,027,108
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,824	2,251,396
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	3,764	2,947,951
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	5,475	4,348,132
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	8,470,124
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	417	380,528
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,664	5,586,500
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.75%, (30-day average SOFR + 3.00%), 7/25/50(1)(3)	7,649	7,607,992

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	$1,114	$ 993,658
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	10,509	9,470,886
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	3,603	3,537,391
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	3,889	3,868,664
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	2,455	2,421,504
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,279	2,066,342
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,404,661
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	14,794,604
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	9,978,624
Series 2022-2, Class A, 5.94%, 10/9/29(1)	2,019	2,010,487
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	149	148,906
Series 2021-2, 3.00%, 1/25/29(1)	2,811	2,699,168
Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,929	1,910,715
Series 2021-3, Class B, 1.74%, 5/15/29(1)	14,249	13,648,595
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	2,881,816
Series 2021-5, Class B, 2.63%, 8/15/29(1)	8,642	8,142,772
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	2,901	2,770,818
Planet Fitness Master Issuer, LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,394	3,247,800
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.454%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	1,238	1,223,257
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	5,228	5,154,776
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,020	2,513,788
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,750	12,596,288
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	2,491	2,487,393
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	12,235	10,949,949
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	24,015	23,653,000
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,581,084
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,325,854
Sunnova Helios II Issuer, LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	7,727	6,094,513
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,910	2,580,591
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,840	3,680,513
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,054	883,223
Security	Principal Amount (000's omitted)	Value
Sunnova Helios V Issuer, LLC: (continued)
Series 2021-A, Class B, 3.15%, 2/20/48(1)	$2,339	$ 1,825,638
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,846	5,413,871
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,932	6,345,427
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,853	1,483,346
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	5,446	5,290,861
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	2,304	2,269,061
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	2,906	2,923,743
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	3,589	3,541,384
Series 2020-3, Class C, 6.25%, 11/20/30(1)	4,465	4,434,907
Series 2021-2, Class B, 1.75%, 6/20/31(1)	3,100	3,031,741
Series 2021-3, Class A, 0.83%, 7/20/31(1)	569	563,407
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,597	5,395,129
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	8,470,961
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,216,310
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,529	5,056,732
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	637	479,298
Series 2020-A, Class C, 6.657%, 3/15/45(1)	918	596,927
Total Asset-Backed Securities (identified cost $516,252,308)		$471,828,978

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$383	$ 383,755
Series 2021-1A, Class M1B, 7.267%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	2,360	2,378,294
Series 2021-1A, Class M1C, 8.017%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	670	694,620
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	2,636	2,632,286
Series 2021-2A, Class M1B, 6.567%, (30-day average SOFR + 1.50%), 6/25/31(1)(3)	4,750	4,731,764
Series 2021-3A, Class A2, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	5,245	5,100,571
Series 2021-3A, Class M1A, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	2,618	2,600,681

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	$185	$ 185,727
Series 2019-HQA4, Class B1, 8.10%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	2,769	2,791,978
Series 2020-HQA2, Class B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	5,335	5,544,041
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	1,075	1,072,846
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	4,832	4,817,182
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2018-R07, Class 1M2, 7.55%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	372	374,277
Series 2019-R02, Class 1M2, 7.45%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	48	47,995
Series 2019-R04, Class 2B1, 10.40%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	2,095	2,218,571
Series 2019-R05, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	2,621	2,711,181
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	11,893	12,168,044
Series 2019-R07, Class 1B1, 8.55%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	9,349	9,469,480
Series 2020-R02, Class 2B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	6,160	5,967,542
Series 2021-R01, Class 1B2, 11.067%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	3,995	3,977,621
Home Re, Ltd.:
Series 2021-1, Class M1C, 7.45%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	3,645	3,641,009
Series 2021-1, Class M2, 8.00%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	3,500	3,523,457
PNMAC GMSR Issuer Trust:
Series 2018-FT1, Class A, 8.50%, (1 mo. USD LIBOR + 3.35%), 4/25/25(1)(3)	2,250	2,234,536
Series 2022-GT1, Class A, 9.317%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	4,820	4,825,113
Preston Ridge Partners Mortgage:
Series 2021-RPL1, Class A1, 1.319% to 8/25/24, 7/25/51(1)(4)	2,847	2,453,654
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(2)	1,760	1,523,707
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.241%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(3)	1,077	1,075,305
Total Collateralized Mortgage Obligations (identified cost $89,395,132)		$89,145,237

Commercial Mortgage-Backed Securities — 7.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$10,820	$ 8,011,202
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	6,285	3,397,812
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	22,298	22,169,758
Series 2019-XL, Class B, 6.342%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	10,595	10,504,414
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	10,284	9,862,569
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	3,122	2,971,386
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	9,323	8,835,328
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C, 4.941%, 4/15/36(1)(2)	5,000	4,772,488
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	4,875	4,709,926
Series 2022-CNTR, Class A, 9.091%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	1,014	848,561
Series 2022-NWPT, Class A, 8.29%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	5,027	5,035,445
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	3,666	3,598,001
Series 2021-ESH, Class B, 6.574%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(3)	3,274	3,198,585
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	5,926	5,776,415
Series 2021-ESH, Class D, 7.444%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	3,297	3,210,716
Federal National Mortgage Association, Series 2017-M13, Class A2, 3.029%, 9/25/27(2)	4,308	4,018,646
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	2,990	2,891,712
Series 2020-01, Class M7, 7.10%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(3)	770	760,476
Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,545	3,406,412
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	17,728	17,525,415
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	683,617
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	1,920	138,104
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(3)(5)	11,660	11,322,010
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	18,103	17,568,838

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC: (continued)
Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	$9,712	$ 9,112,642
Total Commercial Mortgage-Backed Securities (identified cost $178,925,218)		$ 164,330,478

Corporate Bonds — 46.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese US Holdings, LLC, 6.165%, 7/15/27	$10,165	$ 10,119,501
		$ 10,119,501
Communications — 1.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,492,879
5.125%, 5/1/27(1)	10,390	9,686,284
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,000	1,934,897
Nokia Oyj, 4.375%, 6/12/27	12,838	12,103,854
		$26,217,914
Consumer, Cyclical — 7.2%
American Airlines Pass-Through Trust, Series 2015-2, 4.40%, 9/22/23	$394	$391,003
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	11,148	11,054,242
Aptiv PLC/Aptiv Corp., 2.396%, 2/18/25	10,692	10,152,570
Brunswick Corp., 0.85%, 8/18/24	7,728	7,269,729
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	7,105	6,953,095
4.75%, 10/20/28(1)	10,953	10,640,779
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	6,379	6,529,672
General Motors Financial Co., Inc.:
1.20%, 10/15/24	3,946	3,713,875
4.30%, 4/6/29	4,163	3,823,108
5.80%, 6/23/28	8,255	8,227,642
5.85%, 4/6/30	4,235	4,202,047
6.308%, (SOFR + 1.30%), 4/7/25(3)	5,092	5,092,361
Genuine Parts Co., 1.75%, 2/1/25	8,854	8,297,617
Hyatt Hotels Corp.:
1.30%, 10/1/23	6,880	6,817,510
1.80%, 10/1/24	6,319	6,016,858
Hyundai Capital America:
5.68%, 6/26/28(1)	7,000	6,947,711
5.80%, 6/26/25(1)	7,040	7,029,363
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Lithia Motors, Inc., 4.625%, 12/15/27(1)	$6,500	$ 6,077,955
Marriott International, Inc., 4.90%, 4/15/29	5,350	5,207,550
Nordstrom, Inc., 2.30%, 4/8/24	3,428	3,302,055
Warnermedia Holdings, Inc.:
3.755%, 3/15/27	17,500	16,330,415
4.054%, 3/15/29	7,000	6,402,004
		$ 150,479,161
Consumer, Non-cyclical — 1.9%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$7,923,746
4.25%, 11/1/29(1)	3,000	2,725,336
Centene Corp., 4.25%, 12/15/27	15,882	14,864,123
CVS Health Corp., 5.25%, 1/30/31	10,585	10,555,107
CVS Pass-Through Trust, 6.036%, 12/10/28	869	862,341
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,326,964
		$40,257,617
Financial — 30.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$4,203	$3,951,548
1.75%, 10/29/24	7,000	6,577,548
4.50%, 9/15/23	1,117	1,112,899
Ally Financial, Inc.:
2.20%, 11/2/28	8,200	6,552,763
3.875%, 5/21/24	9,687	9,464,711
8.00%, 11/1/31	3,225	3,350,638
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	3,368,855
Assurant, Inc., 6.10%, 2/27/26	3,776	3,791,828
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	6,350	5,819,613
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	6,205	6,196,465
6.375%, 7/15/30(1)	6,300	6,252,979
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	5,000	4,344,450
4.175% to 3/24/27, 3/24/28(6)	1,000	936,718
5.147%, 8/18/25	10,200	10,023,345
5.294%, 8/18/27	6,000	5,888,428
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	13,829	12,353,823
4.376% to 4/27/27, 4/27/28(6)	38,876	37,351,213
5.202% to 4/25/28, 4/25/29(6)	11,965	11,841,715
6.204% to 11/10/27, 11/10/28(6)	24,573	25,277,262
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(6)	5,399	4,762,898

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
BNP Paribas S.A.: (continued)
4.375%, 9/28/25(1)	$3,000	$ 2,877,525
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(6)	5,084	5,076,449
Capital One Financial Corp., 3.75%, 7/28/26	14,222	13,252,350
Charles Schwab Corp. (The):
2.45%, 3/3/27	3,319	2,976,370
5.853% to 5/19/33, 5/19/34(6)	5,091	5,170,325
CI Financial Corp., 3.20%, 12/17/30	3,788	2,843,372
Citigroup, Inc.:
4.00% to 12/10/25(6)(7)	5,060	4,332,625
5.61% to 9/29/25, 9/29/26(6)	12,000	11,990,095
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(6)	10,700	9,484,086
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(6)	4,647	4,170,989
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	5,732	5,240,995
DNB Bank ASA, 1.535% to 5/25/26, 5/25/27(1)(6)	5,000	4,406,073
EPR Properties, 4.50%, 6/1/27	12,800	11,497,306
Extra Space Storage L.P.:
3.90%, 4/1/29	2,650	2,417,574
5.70%, 4/1/28	1,612	1,611,891
Extra Space Storage, L.P., 5.50%, 7/1/30	5,343	5,305,713
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	15,421	15,416,589
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	10,783	10,421,371
GA Global Funding Trust:
2.25%, 1/6/27(1)	11,545	10,237,242
6.38%, (SOFR + 1.36%), 4/11/25(1)(3)	10,000	9,796,542
Goldman Sachs Group, Inc. (The), 2.64% to 2/24/27, 2/24/28(6)	31,420	28,532,844
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,807	12,388,723
6.00%, 4/15/25(1)	6,656	6,574,198
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(6)	4,824	4,788,848
6.161% to 3/9/28, 3/9/29(6)	17,391	17,555,543
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(6)	7,687	7,477,299
ING Groep NV, 1.726% to 4/1/26, 4/1/27(6)	5,000	4,456,525
Intesa Sanpaolo SpA:
5.25%, 1/12/24	4,300	4,266,880
7.00%, 11/21/25(1)	8,178	8,257,803
Iron Mountain, Inc., 5.00%, 7/15/28(1)	7,585	7,034,929
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(6)	25,000	22,275,476
1.47% to 9/22/26, 9/22/27(6)	11,468	10,131,136
1.578% to 4/22/26, 4/22/27(6)	9,000	8,088,399
4.005% to 4/23/28, 4/23/29(6)	16,059	15,135,298
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
KeyBank N.A.:
4.15%, 8/8/25	$6,600	$ 6,101,981
5.85%, 11/15/27	4,080	3,845,296
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	4,905	4,620,623
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(6)	3,117	2,367,309
3.624%, 6/3/30(1)	3,984	3,355,241
Newmark Group, Inc., 6.125%, 11/15/23	14,113	13,984,572
OneMain Finance Corp.:
3.50%, 1/15/27	7,159	6,149,366
7.125%, 3/15/26	1,938	1,905,824
Radian Group, Inc.:
4.875%, 3/15/27	8,622	8,139,168
6.625%, 3/15/25	6,300	6,299,457
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	2,455	2,175,265
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(6)	5,400	4,811,118
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(6)	1,970	1,894,777
1.456% to 1/14/26, 1/14/27(1)(6)	3,503	3,107,855
1.822% to 11/23/24, 11/23/25(1)(6)	6,397	5,984,363
Swedbank AB, 5.337%, 9/20/27(1)	15,137	14,932,045
Synchrony Bank:
5.40%, 8/22/25	2,775	2,657,118
5.625%, 8/23/27	4,195	3,940,202
Synchrony Financial, 4.25%, 8/15/24	1,561	1,505,615
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	2,946	2,368,761
5.625%, 2/15/28	4,100	3,707,661
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	3,909	2,838,250
Truist Financial Corp.:
5.867% to 6/8/33, 6/8/34(6)	4,345	4,348,762
6.047% to 6/8/26, 6/8/27(6)	16,795	16,809,532
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(6)	15,564	15,569,748
5.836% to 6/10/33, 6/12/34(6)	7,967	8,028,303
UBS AG, 1.25%, 6/1/26(1)	5,143	4,526,871
UBS Group AG:
1.494% to 8/10/26, 8/10/27(1)(6)	10,000	8,595,160
4.703% to 8/5/26, 8/5/27(1)(6)	2,348	2,245,090
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	8,524	7,698,883
Wells Fargo & Co., 3.196% to 6/17/26, 6/17/27(6)	5,000	4,697,979
		$643,921,277

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial — 2.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$4,462	$ 4,394,821
Jabil, Inc., 5.45%, 2/1/29	9,271	9,205,071
Penske Truck Leasing Co., L.P./PTL Finance Corp.:
5.75%, 5/24/26(1)	4,175	4,137,414
6.20%, 6/15/30(1)	5,375	5,408,188
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,800	3,721,213
TD SYNNEX Corp., 1.25%, 8/9/24	6,500	6,150,520
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	13,486,211
		$46,503,438
Technology — 1.5%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$18,732	$15,252,018
Micron Technology, Inc.:
5.375%, 4/15/28	6,000	5,946,050
5.875%, 9/15/33	6,000	5,948,774
Seagate HDD Cayman, 4.091%, 6/1/29	5,594	4,927,331
		$32,074,173
Utilities — 1.3%
AES Corp. (The), 1.375%, 1/15/26	$7,000	$6,256,410
Enel Finance International N.V., 1.375%, 7/12/26(1)	14,665	12,952,506
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	779	746,874
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,056,182
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,893	1,730,641
		$27,742,613
Total Corporate Bonds (identified cost $1,029,779,626)		$977,315,694

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$4,000	$ 3,886,560
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,886,560

Preferred Stocks — 0.0%(10)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(10)
United States Cellular Corp., 5.50%	48,930	$ 714,378
Total Preferred Stocks (identified cost $1,223,250)		$ 714,378

Senior Floating-Rate Loans(11) — 0.4%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$6,540	$ 5,053,991
		$ 5,053,991
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$1,716	$ 1,654,511
		$ 1,654,511
Software — 0.1%
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$2,103	$ 2,086,054
		$ 2,086,054
Total Senior Floating-Rate Loans (identified cost $10,296,816)		$8,794,556

Taxable Municipal Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.9%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.02%, 6/1/24	$2,500	$ 2,416,525
Social Bonds, 2.211%, 6/1/25	4,450	4,186,338
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	12,600	12,591,306
		$ 19,194,169
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,177,933
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,383,750

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.982%, 11/1/23	$700	$ 691,593
2.082%, 11/1/24	500	477,940
		$ 4,731,216
Total Taxable Municipal Obligations (identified cost $24,600,000)		$ 23,925,385

U.S. Government Agency Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.50%, 30-Year, TBA(12)	$34,100	$ 32,778,635
5.00%, 30-Year, TBA(12)	48,900	47,923,912
5.50%, 30-Year, TBA(12)	5,500	5,475,289
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $86,493,274)		$ 86,177,836

U.S. Treasury Obligations — 11.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.50%, 4/30/28	$18,000	$ 17,493,047
3.625%, 3/31/28	18,000	17,583,047
3.625%, 5/31/28	18,000	17,607,656
3.875%, 4/30/25	10,000	9,806,250
4.125%, 10/31/27	7,450	7,412,459
4.25%, 5/31/25	10,000	9,874,804
4.25%, 10/15/25	173,000	171,094,298
Total U.S. Treasury Obligations (identified cost $252,150,563)		$ 250,871,561

Short-Term Investments — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(13)	91,851,713	$ 91,851,713
Total Short-Term Investments (identified cost $91,851,713)		$ 91,851,713
Total Investments — 103.2% (identified cost $2,284,967,900)		$2,168,842,376
Other Assets, Less Liabilities — (3.2)%		$ (67,825,325)
Net Assets — 100.0%		$2,101,017,051

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $1,022,828,440 or 48.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $3,886,560, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(10)	Amount is less than 0.05%.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,195	Long	9/29/23	$242,995,781	$(2,978,805)
U.S. 5-Year Treasury Note	493	Long	9/29/23	52,797,219	(511,578)
U.S. 10-Year Treasury Note	(598)	Short	9/20/23	(67,134,844)	1,400,311
U.S. Ultra 10-Year Treasury Note	(984)	Short	9/20/23	(116,542,500)	1,146,289
					$(943,783)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $107,060,283, which represents 3.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 8,974,746	$ —	$ (9,028,000)	$ 7,903	$ 45,348	$ —	$ 12,351	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	5,901,587	—	(5,940,000)	—	38,413	—	8,473	—

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Series 2017-CLS, Class C, 3.818%, (1 mo. USD LIBOR + 1.00%), 11/15/34	$ 5,714,507	$ —	$ (5,755,000)	$ —	$ 40,493	$ —	$ 8,545	$ —
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	6,367,609	—	(6,427,000)	4,962	54,427	—	11,917	—
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36	12,686,893	—	(1,343,655)	—	(21,228)	11,322,010	574,425	11,659,966
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	3,715,040	—	—	—	171,520	3,886,560	45,000	4,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	68,969,256	700,131,585	(677,249,128)	—	—	91,851,713	1,327,003	91,851,713
Total				$ 12,865	$328,973	$107,060,283	$1,987,714

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$471,828,978	$ —	$471,828,978
Collateralized Mortgage Obligations	—	89,145,237	—	89,145,237
Commercial Mortgage-Backed Securities	—	164,330,478	—	164,330,478
Corporate Bonds	—	977,315,694	—	977,315,694
High Social Impact Investments	—	3,886,560	—	3,886,560
Preferred Stocks	714,378	—	—	714,378
Senior Floating-Rate Loans	—	8,794,556	—	8,794,556
Taxable Municipal Obligations	—	23,925,385	—	23,925,385
U.S. Government Agency Mortgage-Backed Securities	—	86,177,836	—	86,177,836
U.S. Treasury Obligations	—	250,871,561	—	250,871,561
Short-Term Investments	91,851,713	—	—	91,851,713
Total Investments	$92,566,091	$2,076,276,285	$ —	$2,168,842,376
Futures Contracts	$2,546,600	$ —	$ —	$2,546,600
Total	$95,112,691	$2,076,276,285	$ —	$2,171,388,976

Calvert
Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(3,490,383)	$ —	$ —	$(3,490,383)
Total	$(3,490,383)	$ —	$ —	$(3,490,383)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.